May 4, 2026
Disclosure Review and Accounting Office
Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E. (Mail Stop 5-6)
Washington, D.C. 20549
ATTN: Document Control – Edgar
RE:
RiverSource Life Insurance Co. of New York
Post-Effective Amendment No. 19
File No. 333-186220/811-07623
RiverSource RAVA 5 Advantage Variable Annuity
(Offered for contract applications signed on or after April 29, 2013 but prior to April 29, 2019)
RiverSource RAVA 5 Select Variable Annuity
(Offered for contract applications signed on or after April 29, 2013 but prior to Sept. 18, 2017)
RiverSource RAVA 5 Access Variable Annuity
(Offered for contract applications signed on or after April 29, 2013 but prior to June 22, 2020)
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced annuities do not differ from that contained in Post- Effective Amendment No. 19 on Form N-4, File No. 333-186220/811-07623 filed on April 28, 2026.
If you have any questions regarding this filing, please contact me at (612) 678-5337.
Very truly yours,
/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary